Condensed Consolidated Statement of Changes in Stockholders Deficit (Unaudited) - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Common Class A Stock [Member] Common Stock [Member]	Common Class B Stock [Member] Common Stock [Member]	Class A Shares To Be Issued [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 5,217,800	$ 16,757,079		$ 22,000	$ 2,412,969	$ (29,797,906)	$ (5,388,058)
Balance, shares at Dec. 31, 2019	2	844,468,378		1,122,311
Warrants issued for services					50,763		50,763
Imputed interest - related party					58,817		58,817
Net loss						(4,971,277)	(4,971,277)
Beneficial conversion feature					864,000		864,000
Exercise of warrants in exchange for stock		$ 365,157			(365,157)
Exercise of warrants in exchange for stock, shares		9,941,623
Warrants issued for services - related parties					2,794,696		2,794,696
Contributed capital - related party					17,495		17,495
Ending balance, value at Dec. 31, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	5,833,583	(34,769,183)	(6,573,564)
Balance, shares at Dec. 31, 2020	2	854,410,001		1,122,311
Warrants issued for services - related parties					505,809		505,809
Warrants issued for services					78,693		78,693
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh)		$ 2,859,301					2,859,301
Convertible debt conversion into common stock, shares		36,325,230
Imputed interest - related party					61,968		61,968
Net loss						(6,881,584)	(6,881,584)
Beneficial conversion feature					3,670,000		3,670,000
Common stock issued for services		$ 242,100					242,100
Common stock issued for services, shares		3,000,000
Cancellations of warrants					(42,707)		(42,707)
Exercise of warrants in exchange for stock		$ 470,091			(292,533)		177,558
Exercise of warrants in exchange for stock, shares		3,816,522
Ending balance, value at Sep. 30, 2021	$ 5,217,800	$ 20,693,728		$ 22,000	9,814,813	(41,650,767)	(5,902,426)
Balance, shares at Sep. 30, 2021	2	897,551,753		1,122,311
Beginning balance, value at Dec. 31, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	5,833,583	(34,769,183)	(6,573,564)
Balance, shares at Dec. 31, 2020	2	854,410,001		1,122,311
Warrants issued for services					86,709		86,709
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh)		$ 4,461,931					4,461,931
Convertible debt conversion into common stock, shares		64,671,915
Imputed interest - related party					82,851		82,851
Net loss						(8,045,803)	(8,045,803)
Beneficial conversion feature					3,670,000		3,670,000
Common stock issued for services		$ 242,100					242,100
Common stock issued for services, shares		3,000,000
Cancellations of warrants					(42,707)		(42,707)
Exercise of warrants in exchange for stock		$ 558,865			(292,533)		266,332
Exercise of warrants in exchange for stock, shares		5,296,250
Warrants issued for services - related parties					556,276		556,276
Ending balance, value at Dec. 31, 2021	$ 5,217,800	$ 22,385,132		$ 22,000	9,894,179	(42,814,986)	(5,295,875)
Balance, shares at Dec. 31, 2021	2	927,378,166		1,122,311
Beginning balance, value at Jun. 30, 2021	$ 5,217,800	$ 18,636,669		$ 22,000	9,572,046	(38,463,620)	(5,015,105)
Balance, shares at Jun. 30, 2021	2	868,038,875		1,122,311
Warrants issued for services - related parties					166,978		166,978
Warrants issued for services					54,906		54,906
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh)		$ 1,814,959					1,814,959
Convertible debt conversion into common stock, shares		26,512,878
Imputed interest - related party					20,883		20,883
Net loss						(3,187,147)	(3,187,147)
Common stock issued for services		$ 242,100					242,100
Common stock issued for services, shares		3,000,000
Ending balance, value at Sep. 30, 2021	$ 5,217,800	$ 20,693,728		$ 22,000	9,814,813	(41,650,767)	(5,902,426)
Balance, shares at Sep. 30, 2021	2	897,551,753		1,122,311
Beginning balance, value at Dec. 31, 2021	$ 5,217,800	$ 22,385,132		$ 22,000	9,894,179	(42,814,986)	(5,295,875)
Balance, shares at Dec. 31, 2021	2	927,378,166		1,122,311
Warrants issued for services - related parties					152,982		152,982
Warrants issued for services					23,787		23,787
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh)		$ 2,802,835					2,802,835
Convertible debt conversion into common stock, shares		51,629,669
Imputed interest - related party					60,472		60,472
Net loss						(2,895,167)	(2,895,167)
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh)		$ 739,864					739,864
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh), shares		11,097,959
Beneficial conversion feature					625,003		625,003
Ending balance, value at Sep. 30, 2022	$ 5,217,800	$ 25,927,831		$ 22,000	10,756,423	(45,710,153)	(3,786,099)
Balance, shares at Sep. 30, 2022	2	990,105,794		1,122,311
Beginning balance, value at Jun. 30, 2022	$ 5,217,800	$ 25,207,078		$ 22,000	10,678,115	(44,899,797)	(3,774,804)
Balance, shares at Jun. 30, 2022	2	974,412,737		1,122,311
Warrants issued for services - related parties					49,913		49,913
Warrants issued for services					8,016		8,016
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh)		$ 720,753					720,753
Convertible debt conversion into common stock, shares		15,693,057
Imputed interest - related party					20,379		20,379
Net loss						(810,356)	(810,356)
Ending balance, value at Sep. 30, 2022	$ 5,217,800	$ 25,927,831		$ 22,000	$ 10,756,423	$ (45,710,153)	$ (3,786,099)
Balance, shares at Sep. 30, 2022	2	990,105,794		1,122,311